Closure and Rehabilitation Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Closure and Rehabilitation Provisions [abstract]
Schedule of Closure and Rehabilitation Provisions

	Closure and rehabilitation provisions
	Caylloma Mine	San Jose Mine	Lindero Gold Project	Total
Balance January 1, 2017	$8,182	$4,822	$208	$13,212
Changes in estimate	1,761	(1,152)	301	910
Incurred and charged against the provision	(623)	(170)	-	(793)
Accretion expense	304	380	-	684
Effect of foreign exchange changes	-	220	-	220
Balance December 31, 2017	9,624	4,100	509	14,233
Current portion	1,533	123	-	1,656
Non-current portion	$$8,091	$$3,977	$$509	$$12,577

Schedule of Estmates Used in Closure and Rehabilitation Provisions

	Closure and rehabilitation provisions
	Caylloma Mine	San Jose Mine	Lindero Gold Project	Total
Anticipated settlement date	2022 - 2029	2025 - 2037	2019 - 2032
Undiscounted uninflated estimated cash flow	$9,726	$5,016	$444	$15,186
Discount rate	3.76%	7.22%	5.91%
Inflation rate	2.00%	3.87%	6.58%